Due dates of the Financial Liabilities - Trade Payables and Other Current Liabilities (Details) (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current payables [abstract]
Total trade payables	€ 4,800	€ 8,098
Other current liabilities
Social security	306	294
Payroll accruals and taxes	947	1,206
Other current liabilities	1,029	8
Total other current liabilities	€ 2,282	€ 1,508